Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Annual Principal Payments [Abstract]
2027	$ 14,980
2028	6,546
2029	6,546
2030	21,871
Thereafter	20,440
Total	$ 70,383	$ 48,758